Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 22, 2025, the Company, Mr. Blitzer and USARE entered into Amendment No. 1 to the Blitzer Series A SPA (the “Blitzer Series A SPA Amendment”). The Blitzer Series A SPA Amendment amends the Blitzer Series A SPA to provide that, instead of 104,167 shares of Series A Preferred Stock, Inflection Point will issue to Mr. Blitzer a number of shares of Series A Preferred Stock equal to the number of Blitzer Conversion Preferred Shares in exchange for Mr. Blitzer’s forgiveness of 50% of the then-outstanding balance of the Convertible Promissory Note.

Amendment No. 2 to Business Combination Agreement

On January 30, 2025, the Company and USARE entered into that certain Amendment No. 2 to the Business Combination Agreement (“BCA Amendment No. 2”) to, among other matters, set out the proposed directors of New USARE, address certain other governance matters and modify certain document delivery conditions.

Amendment No. 1 to Sponsor Support Agreement

On January 31, 2025, the Sponsor, the Company and USARE entered into an amendment to the Sponsor Support Agreement (the “Sponsor Support Agreement Amendment”) to eliminate the provisions providing for the potential forfeiture of warrants by the Sponsor from the Sponsor Support Agreement.

Series A SPA Termination Agreement

On February 3, 2025, pursuant to a securities purchase agreement dated January 31, 2025, the Company Fund pre-funded the Series A Preferred Stock Investment by consummating the purchase of 833,333 additional USARE Class A-2 Convertible Preferred Units and a warrant exercisable for 833,333 USARE Class A Units at an initial exercise price of $12.00, for an aggregate purchase price of $8.5 million (the “Pre-Funding”).

On March 10, 2025, the Company held an extraordinary general meeting (the “Extraordinary General Meeting”) and the shareholders approved the proposals which was described in more detail in the Company’s definitive proxy statement/prospectus filed with the U.S. Securities and Exchange Commission on February 18, 2025 (the “Proxy Statement/Prospectus”)

Forward Purchase Agreement

On March 11, 2025, the Company and USARE entered into (i) a forward purchase agreement with Harraden Circle Investors LP, Harraden Circle Special Opportunities LP and Harraden Circle Strategic Investments LP (collectively, “Harraden,” and such agreement, the “Harraden Forward Purchase Agreement”), (ii) a forward purchase agreement with Newtyn TE Partners, LP and Newtyn Partners, LP (collectively, “Newtyn,” and such agreement, the “Newtyn Forward Purchase Agreement”), and (iii) a forward purchase agreement with L1 Capital Global Opportunities Master Fund (“L1,” and such agreement, the “L1 Forward Purchase Agreement,” and together with the Harraden Forward Purchase Agreement and the Newtyn Forward Purchase Agreement, the “Forward Purchase Agreements”), each for over-the-counter Equity Prepaid Forward Transactions (each, a “Forward Purchase Transaction” and, together, the “Forward Purchase Transactions”). Each Forward Purchase Agreement amended, restated and superseded in its entirety a separate forward purchase agreements with each of the Sellers, dated March 10, 2025, which had identical terms to those described herein, except that the Reset Price (as defined in the Forward Purchase Agreements) was not subject to the floor price described below. For purposes of the Forward Purchase Agreements, each of Harraden, Newtyn and L1 are referred to, individually, as a “Seller” and, collectively, as the “Sellers”). For purposes of the Forward Purchase Agreements, Inflection Point and New USARE are referred to as the “Counterparty” prior to and after the Business Combination, respectively.

Pursuant to the terms of the Forward Purchase Agreements, (i) Harraden has agreed to hold up to 892,825 Class A ordinary shares, par value $0.0001 per share, of Inflection Point (“Inflection Point Shares”), (ii) Newtyn has agreed to hold up to 700,000 Inflection Point Shares, and (iii) L1 has agreed to hold up to 297,669 Inflection Point Shares in connection with the closing of the Business Combination (the “Closing”). For purposes of the Forward Purchase Agreements, the Inflection Point Shares held by each Seller are referred to as such Seller’s “FPA Shares.” Each Seller, acting separately and solely for its own account, may, if necessary, (i) reverse its previous election to redeem its Inflection Point Shares in connection with the Business Combination pursuant to the redemption rights set forth in Inflection Point’s amended and restated memorandum and articles of association or (ii) purchase Inflection Point Shares through a broker in the open market from holders of Inflection Point Shares (other than Inflection Point), including from holders who have previously elected to redeem their Inflection Point Shares in connection with the Business Combination pursuant to the redemption rights set forth in Inflection Point’s amended and restated memorandum and articles of association. The aggregate number of shares subject to each Forward Purchase Agreement (the “Number of Shares”) will be the aggregate number of FPA Shares as notified to Counterparty by the applicable Seller, but in no event more than such Seller’s number of FPA Shares set forth above.